John Hancock
High Yield Fund
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 88.6%				$1,238,969,829
(Cost $1,252,228,128)
Communication services 22.6%				316,022,278
Diversified telecommunication services 2.4%
Connect Finco SARL (A)	6.750	10-01-26	6,940,000	7,026,750
Consolidated Communications, Inc. (A)	6.500	10-01-28	3,000,000	2,985,000
Frontier Florida LLC	6.860	02-01-28	4,650,000	4,678,923
GCI LLC (A)	4.750	10-15-28	3,905,000	3,832,797
Iliad Holding SASU (A)	6.500	10-15-26	5,360,000	5,346,600
Level 3 Financing, Inc. (A)	4.625	09-15-27	3,965,000	3,826,225
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	2,900,000	2,757,030
Zayo Group Holdings, Inc. (A)	6.125	03-01-28	4,215,000	3,916,704
Entertainment 4.5%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26	6,235,000	5,759,581
Cinemark USA, Inc. (A)	8.750	05-01-25	5,250,000	5,499,375
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	6,045,000	5,749,097
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	9,250,000	9,088,310
Netflix, Inc. (A)	4.875	06-15-30	5,305,000	5,784,705
Netflix, Inc. (A)	5.375	11-15-29	4,950,000	5,528,531
Netflix, Inc.	5.875	11-15-28	2,500,000	2,826,625
Netflix, Inc.	6.375	05-15-29	4,900,000	5,697,426
Playtika Holding Corp. (A)	4.250	03-15-29	4,121,000	3,832,530
ROBLOX Corp. (A)	3.875	05-01-30	5,935,000	5,643,443
WMG Acquisition Corp. (A)	3.000	02-15-31	4,745,000	4,290,097
WMG Acquisition Corp. (A)	3.875	07-15-30	3,000,000	2,880,000
Interactive media and services 2.3%
ANGI Group LLC (A)	3.875	08-15-28	3,280,000	2,911,000
Cars.com, Inc. (A)	6.375	11-01-28	4,120,000	4,162,436
Match Group Holdings II LLC (A)	3.625	10-01-31	3,000,000	2,797,500
Match Group Holdings II LLC (A)	5.625	02-15-29	3,300,000	3,422,760
Twitter, Inc. (A)	3.875	12-15-27	5,752,000	5,654,935
Twitter, Inc. (A)	5.000	03-01-30	3,670,000	3,688,350
ZipRecruiter, Inc. (A)	5.000	01-15-30	3,120,000	3,072,014
ZoomInfo Technologies LLC (A)	3.875	02-01-29	6,565,000	6,228,544
Media 9.1%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	2,703,210
Altice Financing SA (A)	5.750	08-15-29	2,405,000	2,191,556
Altice France Holding SA (A)	6.000	02-15-28	2,890,000	2,559,789
Altice France Holding SA (A)	10.500	05-15-27	4,070,000	4,261,290
Altice France SA (A)	5.500	10-15-29	4,550,000	4,168,938
Austin BidCo, Inc. (A)	7.125	12-15-28	5,700,000	5,571,750
Cable One, Inc. (A)	4.000	11-15-30	4,384,000	4,055,112
CCO Holdings LLC (A)	4.250	01-15-34	4,980,000	4,578,612
CCO Holdings LLC (A)	4.500	08-15-30	7,500,000	7,223,100
CCO Holdings LLC (A)	4.500	06-01-33	4,480,000	4,200,000
CCO Holdings LLC (A)	5.125	05-01-27	6,000,000	6,060,000
CSC Holdings LLC (A)	6.500	02-01-29	9,300,000	9,416,250
DISH DBS Corp.	5.875	07-15-22	4,560,000	4,599,900
Gannett Holdings LLC (A)	6.000	11-01-26	3,970,000	3,950,150
iHeartCommunications, Inc.	8.375	05-01-27	8,287,000	8,632,485
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	4,860,000	5,021,474
Midas OpCo Holdings LLC (A)	5.625	08-15-29	8,800,000	8,624,000
National CineMedia LLC	5.750	08-15-26	3,500,000	2,485,000
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
National CineMedia LLC (A)	5.875	04-15-28	5,000,000	$4,434,500
News Corp. (A)	5.125	02-15-32	1,921,000	1,964,223
Radiate Holdco LLC (A)	4.500	09-15-26	6,000,000	5,732,970
Radiate Holdco LLC (A)	6.500	09-15-28	7,930,000	7,533,500
Sirius XM Radio, Inc. (A)	3.875	09-01-31	4,980,000	4,587,925
Sirius XM Radio, Inc. (A)	4.000	07-15-28	4,850,000	4,662,063
Townsquare Media, Inc. (A)	6.875	02-01-26	4,253,000	4,338,060
Virgin Media Finance PLC (A)	5.000	07-15-30	3,905,000	3,694,325
Wireless telecommunication services 4.3%
SoftBank Group Corp.	5.125	09-19-27	4,000,000	3,780,366
SoftBank Group Corp.	5.250	07-06-31	3,000,000	2,767,830
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	17,842,000	17,441,252
Sprint Communications, Inc.	6.000	11-15-22	6,980,000	7,180,675
Sprint Corp.	7.125	06-15-24	9,175,000	9,920,561
Sprint Corp.	7.875	09-15-23	4,750,000	5,106,250
T-Mobile USA, Inc.	2.625	02-15-29	3,813,000	3,575,984
T-Mobile USA, Inc.	3.375	04-15-29	3,650,000	3,571,890
U.S. Cellular Corp.	6.700	12-15-33	6,000,000	6,540,000
Consumer discretionary 14.2%				198,571,141
Auto components 1.6%
American Axle & Manufacturing, Inc.	5.000	10-01-29	4,200,000	3,982,902
American Axle & Manufacturing, Inc.	6.875	07-01-28	5,085,000	5,243,906
Dealer Tire LLC (A)	8.000	02-01-28	4,000,000	4,001,320
The Goodyear Tire & Rubber Company (A)	5.000	07-15-29	3,350,000	3,303,100
The Goodyear Tire & Rubber Company	5.250	04-30-31	3,235,000	3,146,038
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,000,000	2,129,000
Automobiles 1.8%
Ford Motor Company	3.250	02-12-32	1,187,000	1,120,041
Ford Motor Company	4.750	01-15-43	8,000,000	7,740,000
Ford Motor Credit Company LLC	4.000	11-13-30	1,900,000	1,884,800
Ford Motor Credit Company LLC	4.134	08-04-25	10,000,000	10,112,500
Thor Industries, Inc. (A)	4.000	10-15-29	5,000,000	4,562,500
Diversified consumer services 0.9%
Garda World Security Corp. (A)	4.625	02-15-27	4,395,000	4,257,656
Sotheby’s (A)	7.375	10-15-27	4,930,000	5,133,658
Stena International SA (A)	6.125	02-01-25	3,400,000	3,451,000
Hotels, restaurants and leisure 7.3%
Affinity Gaming (A)	6.875	12-15-27	5,870,000	5,781,950
Caesars Entertainment, Inc. (A)	4.625	10-15-29	4,160,000	3,946,800
Caesars Resort Collection LLC (A)	5.750	07-01-25	1,425,000	1,461,245
Carnival Corp. (A)	6.000	05-01-29	3,911,000	3,797,346
Carnival Corp. (A)	7.625	03-01-26	4,080,000	4,194,199
CEC Entertainment LLC (A)	6.750	05-01-26	4,030,000	3,835,029
Dave & Buster’s, Inc. (A)	7.625	11-01-25	4,296,000	4,500,060
Full House Resorts, Inc. (A)	8.250	02-15-28	4,100,000	4,110,250
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	4,572,000	4,354,830
International Game Technology PLC (A)	5.250	01-15-29	1,385,000	1,412,728
International Game Technology PLC (A)	6.500	02-15-25	3,660,000	3,888,750
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	1,600,000	1,606,000
Life Time, Inc. (A)	5.750	01-15-26	4,990,000	4,965,050
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	1,047,000	992,033
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25	1,542,000	$1,592,115
MGM Resorts International	6.000	03-15-23	4,500,000	4,636,125
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	7,500,000	7,312,500
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	3,540,000	3,575,400
NCL Corp., Ltd. (A)	5.875	03-15-26	3,260,000	3,137,750
New Red Finance, Inc. (A)	4.375	01-15-28	4,895,000	4,803,219
Premier Entertainment Sub LLC (A)	5.625	09-01-29	4,960,000	4,498,869
Raptor Acquisition Corp. (A)	4.875	11-01-26	3,115,000	3,007,766
Travel + Leisure Company (A)	4.625	03-01-30	4,557,000	4,317,758
Travel + Leisure Company	6.600	10-01-25	6,325,000	6,754,120
Travel + Leisure Company (A)	6.625	07-31-26	2,760,000	2,946,300
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	3,186,475
Yum! Brands, Inc. (A)	7.750	04-01-25	2,800,000	2,917,460
Household durables 0.5%
KB Home	4.000	06-15-31	4,166,000	3,999,360
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	2,910,000	2,900,222
Multiline retail 0.4%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	2,665,000	2,724,963
Nordstrom, Inc.	4.250	08-01-31	2,900,000	2,596,544
Specialty retail 1.6%
Carvana Company (A)	5.625	10-01-25	4,180,000	4,009,665
Carvana Company (A)	5.875	10-01-28	3,050,000	2,722,125
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,686,344
Lithia Motors, Inc. (A)	3.875	06-01-29	5,230,000	5,161,382
Lithia Motors, Inc. (A)	4.375	01-15-31	4,175,000	4,206,313
The Michaels Companies, Inc. (A)	7.875	05-01-29	3,400,000	2,975,000
Textiles, apparel and luxury goods 0.1%
Kontoor Brands, Inc. (A)	4.125	11-15-29	2,110,000	1,988,675
Consumer staples 3.5%				48,746,081
Food and staples retailing 1.0%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	4,400,000	4,430,712
Albertsons Companies, Inc. (A)	4.875	02-15-30	4,000,000	4,010,000
Performance Food Group, Inc. (A)	4.250	08-01-29	1,690,000	1,612,260
U.S. Foods, Inc. (A)	4.750	02-15-29	3,250,000	3,214,900
Food products 2.1%
Coruripe Netherlands BV (A)	10.000	02-10-27	1,000,000	917,500
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,477,264
Kraft Heinz Foods Company	3.750	04-01-30	3,850,000	3,924,305
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	3,755,000	3,632,963
Pilgrim’s Pride Corp. (A)	4.250	04-15-31	6,070,000	5,863,165
Post Holdings, Inc. (A)	5.500	12-15-29	4,295,000	4,331,014
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,412,750
Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,824,348
Household products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,670,000	2,507,050
Edgewell Personal Care Company (A)	5.500	06-01-28	3,570,000	3,587,850
Energy 11.4%				159,440,213
Energy equipment and services 1.2%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,468,750
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,217,925
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	7,303,016	$7,083,926
Tervita Corp. (A)	11.000	12-01-25	2,034,000	2,318,760
Transocean, Inc. (A)	8.000	02-01-27	2,725,000	2,013,557
Oil, gas and consumable fuels 10.2%
Antero Midstream Partners LP (A)	5.375	06-15-29	2,500,000	2,512,500
Antero Resources Corp.	5.000	03-01-25	4,000,000	4,050,000
Antero Resources Corp. (A)	7.625	02-01-29	3,051,000	3,302,799
Antero Resources Corp. (A)	8.375	07-15-26	2,925,000	3,210,188
Apache Corp.	4.625	11-15-25	4,155,000	4,290,038
Apache Corp.	4.875	11-15-27	3,295,000	3,385,613
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	4,850,000	4,613,635
Cheniere Energy Partners LP (A)	3.250	01-31-32	1,900,000	1,786,000
Cheniere Energy Partners LP	4.000	03-01-31	3,835,000	3,777,475
Cheniere Energy Partners LP	4.500	10-01-29	8,970,000	9,142,224
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,859,360
Continental Resources, Inc. (A)	5.750	01-15-31	6,800,000	7,584,516
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	4,960,000	4,687,200
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	3,770,000	3,931,318
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	5,235,000	5,414,019
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,624,915
MEG Energy Corp. (A)	5.875	02-01-29	3,248,000	3,283,436
MEG Energy Corp. (A)	6.500	01-15-25	2,763,000	2,804,445
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	6,000,000	5,926,800
New Fortress Energy, Inc. (A)	6.500	09-30-26	7,555,000	7,246,114
Occidental Petroleum Corp.	4.400	04-15-46	2,900,000	2,754,942
Occidental Petroleum Corp.	5.500	12-01-25	2,950,000	3,170,365
Occidental Petroleum Corp.	6.375	09-01-28	7,305,000	8,254,650
Occidental Petroleum Corp.	6.625	09-01-30	7,005,000	8,151,473
Parkland Corp. (A)	4.500	10-01-29	5,320,000	5,016,334
Parkland Corp. (A)	5.875	07-15-27	5,400,000	5,465,556
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,592,304
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22	3,460,000	2,844,812
Range Resources Corp.	8.250	01-15-29	2,800,000	3,068,296
Southwestern Energy Company	4.750	02-01-32	1,585,000	1,576,156
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,474,125
Sunoco LP (A)	4.500	04-30-30	2,175,000	2,077,299
Talos Production, Inc.	12.000	01-15-26	4,220,000	4,458,388
Financials 5.6%				78,179,085
Banks 2.9%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25	5,200,000	5,471,440
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (B)	6.125	12-15-25	3,875,000	4,015,469
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)	7.000	08-16-28	2,370,000	2,577,375
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)	5.650	10-06-25	4,000,000	4,160,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25	3,515,000	3,961,139
Freedom Mortgage Corp. (A)	6.625	01-15-27	3,520,000	3,247,200
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,540,000	4,528,650
Freedom Mortgage Corp. (A)	8.250	04-15-25	2,457,000	2,450,858
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	2,700,000	2,814,750
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	4,000,000	4,130,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	3,600,000	$3,776,760
Capital markets 0.1%
Jane Street Group (A)	4.500	11-15-29	1,530,000	1,491,750
Consumer finance 1.4%
Avation Capital SA (8.250% Cash or 9.000% PIK) (A)	8.250	10-31-26	2,072,671	1,803,224
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,639,088
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,402,875
goeasy, Ltd. (A)	5.375	12-01-24	3,000,000	3,015,000
OneMain Finance Corp.	8.875	06-01-25	3,880,000	4,093,400
World Acceptance Corp. (A)	7.000	11-01-26	4,980,000	4,701,120
Diversified financial services 0.2%
NESCO Holdings II, Inc. (A)	5.500	04-15-29	3,030,000	2,912,588
Insurance 0.1%
Ryan Specialty Group LLC (A)	4.375	02-01-30	1,615,000	1,553,711
Mortgage real estate investment trusts 0.2%
Starwood Property Trust, Inc. (A)	5.500	11-01-23	2,300,000	2,343,125
Thrifts and mortgage finance 0.7%
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	3,070,375
NMI Holdings, Inc. (A)	7.375	06-01-25	5,600,000	6,019,188
Health care 5.2%				72,845,166
Health care equipment and supplies 0.3%
Mozart Debt Merger Sub, Inc. (A)	3.875	04-01-29	3,110,000	2,950,877
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29	935,000	892,925
Varex Imaging Corp. (A)	7.875	10-15-27	766,000	823,450
Health care providers and services 3.5%
AdaptHealth LLC (A)	4.625	08-01-29	4,030,000	3,635,685
Cano Health LLC (A)	6.250	10-01-28	3,877,000	3,442,117
Centene Corp.	3.375	02-15-30	2,090,000	2,005,292
Centene Corp.	4.625	12-15-29	2,415,000	2,487,450
DaVita, Inc. (A)	3.750	02-15-31	3,645,000	3,330,619
DaVita, Inc. (A)	4.625	06-01-30	6,415,000	6,150,381
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,286,986
HCA, Inc.	5.375	02-01-25	9,000,000	9,531,090
HealthEquity, Inc. (A)	4.500	10-01-29	4,775,000	4,545,084
Select Medical Corp. (A)	6.250	08-15-26	5,890,000	5,967,306
U.S. Renal Care, Inc. (A)	10.625	07-15-27	5,900,000	5,870,500
Pharmaceuticals 1.4%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	3,905,000	4,037,614
Bausch Health Companies, Inc. (A)	5.500	11-01-25	3,990,000	4,004,045
Bausch Health Companies, Inc. (A)	7.000	01-15-28	2,900,000	2,652,485
Organon & Company (A)	4.125	04-30-28	4,050,000	3,983,621
Organon & Company (A)	5.125	04-30-31	4,255,000	4,247,639
Industrials 11.9%				166,760,890
Aerospace and defense 0.6%
Bombardier, Inc. (A)	7.125	06-15-26	30,000	29,963
Bombardier, Inc. (A)	7.875	04-15-27	8,320,000	8,436,480
Air freight and logistics 0.2%
Watco Companies LLC (A)	6.500	06-15-27	2,502,000	2,527,020
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 1.5%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	2,165,532	$2,406,744
American Airlines, Inc. (A)	11.750	07-15-25	5,200,000	6,306,118
Delta Air Lines, Inc.	7.375	01-15-26	4,000,000	4,489,400
Spirit Loyalty Cayman, Ltd. (A)	8.000	09-20-25	2,849,999	3,097,379
United Airlines, Inc. (A)	4.625	04-15-29	4,210,000	4,106,834
Virgin Australia Holdings Proprietary, Ltd. (A)(C)	8.125	11-15-24	4,625,000	173,438
Building products 0.8%
Builders FirstSource, Inc. (A)	4.250	02-01-32	5,530,000	5,308,330
Builders FirstSource, Inc. (A)	6.750	06-01-27	2,364,000	2,456,882
MIWD Holdco II LLC (A)	5.500	02-01-30	3,415,000	3,256,066
Commercial services and supplies 2.2%
Allied Universal Holdco LLC (A)	6.625	07-15-26	5,000,000	5,121,500
APX Group, Inc. (A)	5.750	07-15-29	3,990,000	3,575,798
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	5,134,400
Cimpress PLC (A)	7.000	06-15-26	10,800,000	10,692,000
Harsco Corp. (A)	5.750	07-31-27	2,920,000	2,876,200
Stericycle, Inc. (A)	3.875	01-15-29	1,580,000	1,471,375
Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,375,819
Construction and engineering 1.4%
AECOM	5.125	03-15-27	2,700,000	2,767,500
Arcosa, Inc. (A)	4.375	04-15-29	2,975,000	2,818,813
Dycom Industries, Inc. (A)	4.500	04-15-29	3,690,000	3,551,625
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	3,435,000	3,392,063
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,418,077
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	1,932,000	1,992,375
Tutor Perini Corp. (A)	6.875	05-01-25	3,500,000	3,426,185
Electrical equipment 0.6%
Sensata Technologies BV (A)	4.000	04-15-29	6,000,000	5,760,000
Vertiv Group Corp. (A)	4.125	11-15-28	3,272,000	3,002,060
Machinery 0.8%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	6,179,000	6,413,802
TK Elevator Holdco GmbH (A)	7.625	07-15-28	1,426,000	1,450,955
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,227,400
Marine 0.4%
Seaspan Corp. (A)	5.500	08-01-29	2,660,000	2,533,650
Seaspan Corp. (A)	6.500	04-29-26	2,500,000	2,585,815
Professional services 0.6%
Nielsen Finance LLC (A)	4.500	07-15-29	4,175,000	3,750,799
TriNet Group, Inc. (A)	3.500	03-01-29	5,000,000	4,703,650
Road and rail 1.3%
The Hertz Corp. (A)	4.625	12-01-26	490,000	466,725
Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	4,795,739
Uber Technologies, Inc. (A)	7.500	09-15-27	5,700,000	6,091,875
Uber Technologies, Inc. (A)	8.000	11-01-26	7,230,000	7,678,260
Trading companies and distributors 1.5%
Ashland LLC	6.875	05-15-43	2,710,000	3,279,100
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	5,165,000	4,816,363
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	3,135,703
H&E Equipment Services, Inc. (A)	3.875	12-15-28	3,600,000	3,368,844
Herc Holdings, Inc. (A)	5.500	07-15-27	3,610,000	3,700,250
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,791,516
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Information technology 3.4%				$47,946,278
Communications equipment 0.2%
Ciena Corp. (A)	4.000	01-31-30	890,000	876,490
CommScope, Inc. (A)	8.250	03-01-27	2,020,000	2,009,940
IT services 1.5%
Block, Inc. (A)	3.500	06-01-31	6,035,000	5,667,106
Gartner, Inc. (A)	3.750	10-01-30	5,800,000	5,642,240
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	3,555,041
Sabre GLBL, Inc. (A)	9.250	04-15-25	5,500,000	6,202,680
Software 1.1%
Clarivate Science Holdings Corp. (A)	3.875	07-01-28	1,488,000	1,406,160
Clarivate Science Holdings Corp. (A)	4.875	07-01-29	2,988,000	2,813,680
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	2,345,000	2,339,747
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	3,477,000	3,502,034
Ziff Davis, Inc. (A)	4.625	10-15-30	5,912,000	5,687,285
Technology hardware, storage and peripherals 0.6%
Xerox Corp.	6.750	12-15-39	2,608,000	2,608,000
Xerox Holdings Corp. (A)	5.500	08-15-28	5,650,000	5,635,875
Materials 5.0%				69,610,945
Chemicals 1.2%
SCIL IV LLC (A)	5.375	11-01-26	3,100,000	3,095,071
The Chemours Company (A)	5.750	11-15-28	5,550,000	5,455,484
The Scotts Miracle-Gro Company	4.000	04-01-31	2,035,000	1,867,113
Trinseo Materials Operating SCA (A)	5.125	04-01-29	6,700,000	6,348,250
Containers and packaging 1.2%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	2,591,523	2,481,591
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,010,000	2,861,195
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	3,118,500
Sealed Air Corp. (A)	6.875	07-15-33	4,400,000	5,016,000
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,425,000	3,456,818
Metals and mining 2.6%
Alcoa Nederland Holding BV (A)	4.125	03-31-29	5,000,000	5,015,365
Arconic Corp. (A)	6.000	05-15-25	5,540,000	5,706,200
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	7,000,000	7,439,040
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31	4,000,000	3,881,200
FMG Resources August 2006 Proprietary, Ltd. (A)	4.500	09-15-27	2,000,000	2,005,640
Freeport-McMoRan, Inc.	4.250	03-01-30	2,960,000	2,990,725
Freeport-McMoRan, Inc.	5.450	03-15-43	4,775,000	5,491,966
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,380,787
Real estate 3.6%				50,281,129
Equity real estate investment trusts 2.5%
GLP Capital LP	5.375	04-15-26	3,875,000	4,146,831
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	4,140,000	3,933,000
Iron Mountain, Inc. (A)	4.875	09-15-29	6,675,000	6,458,063
Outfront Media Capital LLC (A)	4.250	01-15-29	3,755,000	3,581,594
RLJ Lodging Trust LP (A)	3.750	07-01-26	6,191,000	6,027,929
RLJ Lodging Trust LP (A)	4.000	09-15-29	3,325,000	3,121,942
Uniti Group LP (A)	6.500	02-15-29	1,975,000	1,830,371
VICI Properties LP (A)	4.625	12-01-29	5,910,000	6,028,200
Real estate management and development 1.1%
Realogy Group LLC (A)	5.250	04-15-30	6,187,000	5,896,211
Realogy Group LLC (A)	5.750	01-15-29	3,390,000	3,351,863
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
WeWork Companies, Inc. (A)	7.875	05-01-25	6,525,000	$5,905,125
Utilities 2.2%				30,566,623
Electric utilities 0.9%
NRG Energy, Inc. (A)	3.625	02-15-31	2,350,000	2,160,614
NRG Energy, Inc.	6.625	01-15-27	2,025,000	2,092,817
Talen Energy Supply LLC (A)	10.500	01-15-26	3,400,000	1,530,000
Vistra Operations Company LLC (A)	5.625	02-15-27	6,430,000	6,583,741
Gas utilities 1.1%
AmeriGas Partners LP	5.500	05-20-25	2,900,000	2,952,316
AmeriGas Partners LP	5.750	05-20-27	5,150,000	5,203,045
NGL Energy Operating LLC (A)	7.500	02-01-26	3,319,000	3,332,691
Suburban Propane Partners LP (A)	5.000	06-01-31	4,155,000	3,947,250
Independent power and renewable electricity producers 0.2%

Clearway Energy Operating LLC (A)	4.750	03-15-28	2,750,000	2,764,149
Term loans (D) 4.2%				$58,994,448
(Cost $60,646,439)
Communication services 1.0%				14,544,857
Interactive media and services 0.4%
Arches Buyer, Inc., Refinancing Term Loan (1 month LIBOR + 3.250%)	3.750	12-06-27	3,267,000	3,209,435
Dotdash Meredith, Inc., Term Loan B (3 month SOFR + 4.000%)	4.500	12-01-28	2,601,000	2,583,131
Media 0.6%
Cengage Learning, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	07-14-26	1,485,278	1,481,564
Hoya Midco LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	06-30-24	3,010,806	2,991,989
LCPR Loan Financing LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	3.941	10-16-28	2,100,000	2,094,750
Radiate Holdco LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	4.000	09-25-26	2,210,000	2,183,988
Consumer discretionary 0.3%				3,762,377
Hotels, restaurants and leisure 0.2%
Carnival Corp., USD Term Loan B (3 month LIBOR + 3.000%)	3.750	06-30-25	1,736,776	1,712,461
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (C)(E)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (C)(E)	0.000	06-06-21	1,618,638	0
Raptor Acquisition Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	4.750	11-01-26	380,000	378,575
Leisure products 0.1%
J&J Ventures Gaming LLC, Term Loan (1 month LIBOR + 4.000%)	4.750	04-26-28	1,680,788	1,671,341
Energy 0.2%				2,434,820
Oil, gas and consumable fuels 0.2%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	10.000	11-01-25	2,297,000	2,434,820
Health care 0.9%				12,692,098
Health care providers and services 0.5%
Cano Health LLC, 2022 Term Loan (6 month SOFR + 4.000%)	4.508	11-23-27	2,802,513	2,768,658
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.250	10-16-28	1,400,000	1,386,000
Select Medical Corp., 2017 Term Loan B (1 month LIBOR + 2.250%)	2.460	03-06-25	3,000,000	2,953,740
Pharmaceuticals 0.4%
Bausch Health Companies, Inc., 2022 Term Loan B (F)	TBD	01-27-27	4,000,000	3,953,320
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28	1,639,083	1,630,380
Industrials 0.6%				8,223,845
Aerospace and defense 0.3%
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25	4,271,759	4,102,213
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.2%
Chariot Buyer LLC, Term Loan B (1 month LIBOR + 3.500%)	4.000	11-03-28	2,465,000	$2,440,350
Commercial services and supplies 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (3 month LIBOR + 3.750%)	4.250	05-12-28	1,705,725	1,681,282
Information technology 1.1%				15,835,271
Software 1.1%
Ascend Learning LLC, 2021 Term Loan (1 and 3 month LIBOR + 3.500%)	4.000	12-11-28	1,715,000	1,691,144
Avaya, Inc., 2020 Term Loan B (1 month LIBOR + 4.250%)	4.441	12-15-27	1,916,625	1,899,260
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26	6,649,750	6,595,754
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29	2,233,000	2,198,121
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%)	8.750	06-16-26	3,886,252	3,450,992
Materials 0.1%				1,501,180
Chemicals 0.0%
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 month LIBOR + 2.500%)	2.709	05-03-28	746,250	736,176
Construction materials 0.1%

Standard Industries, Inc., 2021 Term Loan B (3 month LIBOR + 2.500%)	3.000	09-22-28	768,300	765,004
Collateralized mortgage obligations 0.1%				$1,660,970
(Cost $1)
Commercial and residential 0.1%				1,660,970
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	42,054,765	436,293
Series 2007-4, Class ES IO	0.350	07-19-47	44,498,184	587,122
Series 2007-6, Class ES IO (A)	0.343	08-19-37	45,451,660	637,555

	Shares	Value
Common stocks 0.2%		$3,009,179
(Cost $9,841,991)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (E)(G)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (E)(G)	2,560	0
Industrials 0.0%		6,921
Professional services 0.0%
Clarivate PLC (G)	462	6,921
Utilities 0.2%		3,002,258
Multi-utilities 0.2%

Dominion Energy, Inc.	30,283	3,002,258
Preferred securities 1.7%		$23,614,532
(Cost $28,048,545)
Communication services 0.5%		6,769,440
Media 0.5%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	3,600	3,893,400
Paramount Global, 5.750%	54,000	2,876,040
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials 0.3%		$4,590,170
Construction and engineering 0.1%
Glasstech, Inc., Series A (E)(G)(H)	143	85,800
Glasstech, Inc., Series B (E)(G)(H)	4,475	828,770
Professional services 0.2%
Clarivate PLC, 5.250%	60,000	3,675,600
Information technology 0.2%		2,050,278
IT services 0.2%
Sabre Corp., 6.500%	14,600	2,050,278
Utilities 0.7%		10,204,644
Electric utilities 0.5%
American Electric Power Company, Inc., 6.125%	71,448	3,752,449
NextEra Energy, Inc., 6.219%	71,402	3,577,240
Multi-utilities 0.2%
DTE Energy Company, 6.250%	56,750	2,874,955
Warrants 0.0%		$15,877
(Cost $0)
Avation Capital SA (G)(I)	35,700	15,877

	Par value^	Value
Escrow certificates 0.0%		$3,682
(Cost $0)
LSC Communications, Inc. (A)(G)	5,845,000	3,682
Short-term investments 3.2%		$43,897,000
(Cost $43,897,000)
Repurchase agreement 3.2%		43,897,000
Repurchase Agreement with State Street Corp. dated 2-28-22 at 0.000% to be repurchased at $43,897,000 on 3-1-22, collateralized by $45,545,700 U.S. Treasury Notes, 0.125% due 7-15-23 to 7-31-23 (valued at $44,774,968)	43,897,000	43,897,000

Total investments (Cost $1,394,662,104) 98.0%	$1,370,165,517
Other assets and liabilities, net 2.0%	28,396,917
Total net assets 100.0%	$1,398,562,434

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $931,846,607 or 66.6% of the fund’s net assets as of 2-28-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Non-income producing security.
(H)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

(I)	Strike price and/or expiration date not available.
The fund had the following country composition as a percentage of net assets on 2-28-22:
United States	85.5%
Canada	4.0%
Luxembourg	2.4%
Japan	1.7%
Ireland	1.3%
France	1.2%
United Kingdom	1.1%
Other countries	2.8%
TOTAL	100.0%
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.37	3.645%	10,000,000	USD	$10,000,000	5.000%	Quarterly	Dec 2026	$587,411	$75,139	$662,550
					$10,000,000				$587,411	$75,139	$662,550

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$1,238,969,829	—	$1,238,969,829	—
Term loans	58,994,448	—	58,994,448	—
Collateralized mortgage obligations	1,660,970	—	1,660,970	—
Common stocks	3,009,179	$3,009,179	—	—
Preferred securities	23,614,532	18,806,562	3,893,400	$914,570
Warrants	15,877	—	15,877	—
Escrow certificates	3,682	—	3,682	—
Short-term investments	43,897,000	—	43,897,000	—
Total investments in securities	$1,370,165,517	$21,815,741	$1,347,435,206	$914,570
Derivatives:
Assets
Swap contracts	$662,550	—	$662,550	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%[1]	$85,800
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	828,770
								$914,570

[1]	Less than 0.05%.
14	|

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	15